Revenue	12 Months Ended
Dec. 31, 2024
Revenue.
Revenue

6.Revenue

The Group’s revenue accrues from providing telecommunication support services. The Group provides infrastructure sharing and leasing known as colocation (which includes colocation rental revenue and colocation services) and to a limited extent, managed services.

	2024	2023	2022
	$’000	$'000	$'000

Lease component	1,075,544	1,736,864	1,534,415
Services component	635,681	388,675	426,884
	1,711,225	2,125,539	1,961,299

The Group leases space on its towers under leases over periods ranging between 5 and 20 years.

The lease component of future minimum receipts expected from tenants under non-cancellable agreements in effect at December 31, are as follows:

	2024	2023	2022
	$’000	$'000	$'000

Within one year	1,012,165	1,597,832	1,589,439
1-2 years	933,097	1,311,962	1,478,221
2-3 years	861,635	1,236,565	1,194,924
3-4 years	770,930	1,197,965	1,136,303
4-5 years	722,373	1,129,060	1,098,901
After 5 years	2,822,391	3,980,847	4,008,713
	7,122,591	10,454,231	10,506,501

The following table shows unsatisfied performance obligations which represents the services component of future minimum receipts expected from customers under non-cancellable agreements in effect at December 31, as follows:

	2024	2023	2022
	$’000	$'000	$'000

Within one year	626,634	302,046	418,137
1-2 years	572,748	271,463	386,416
2-3 years	567,005	214,028	309,326
3-4 years	513,524	203,051	288,244
4-5 years	496,592	184,186	276,816
After 5 years	1,678,305	704,110	1,149,649
	4,454,808	1,878,884	2,828,588

Certain customer contracts allow for the cancellation of a proportion of sites during the contract term without payment of termination penalties. The minimum service and lease revenue in the tables above assumes that each customer will fully utilize this Churn available to them under the contract. Where rentals are denominated in U.S. dollar, which is not the functional currency of the subsidiary, they have been included in the above table at the exchange rate at the end of the reporting period.